Stock Based Compensation (Details 2) - Performance-based stock units - $ / shares	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Number of PSUs
Balance at October 1	687,013	658,498
Granted		39,988
Forfeitures	(4,924)	(11,473)
Exchanged for restricted stock units	(434,780)
Balance at September 30	247,309	687,013
Base Price Per PSU
Balance at October 1	$ 3.45	$ 3.45
Granted		3.45
Forfeitures	4.85	3.45
Exchanged for restricted stock units	3.45
Balance at September 30	$ 6.33	$ 3.45